As filed with the Securities and Exchange Commission on November 6, 2026

1933 Act Registration File No. 333-44568

 1940 Act File No. 811-10085

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

LEAGUESHARES SPORTS ETF tRUST

(Exact Name of Registrant as Specified in Charter)

Three Main Street

Suite 215

Burlington, VT 05401

(Address of Principal Executive Offices) (Zip Code)

(802) 540-0019
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.

2140 South Dupont Hwy., Camden, DE  19934

(Name and Address of Agent for Service)

COPIES TO:

Eric D. Simanek, Esq. Eversheds Sutherland (US) LLP 700 Sixth Street, N.W. Washington, D.C. 20001	Springer Harris LeagueShares, LLC Three Main Street, Suite 215 Burlington, VT 05401

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On December 8, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 41 (the “Amendment”) relating to LeagueShares Anaheim Ducks® ETF, LeagueShares Boston Bruins® ETF, LeagueShares Buffalo Sabres® ETF, LeagueShares Calgary Flames® ETF, LeagueShares Carolina Hurricanes® ETF, LeagueShares Chicago Blackhawks® ETF, LeagueShares Colorado Avalanche® ETF, LeagueShares Columbus Blue Jackets® ETF, LeagueShares Dallas Stars® ETF, LeagueShares Detroit Red Wings® ETF, LeagueShares Edmonton Oilers® ETF, LeagueShares Florida Panthers® ETF, LeagueShares Los Angeles Kings® ETF, LeagueShares Minnesota Wild® ETF, LeagueShares Montreal Canadiens® ETF, LeagueShares Nashville Predators® ETF, LeagueShares New Jersey Devils® ETF, LeagueShares New York Islanders® ETF, LeagueShares New York Rangers® ETF, LeagueShares Ottawa Senators® ETF, LeagueShares Philadelphia Flyers® ETF, LeagueShares Pittsburgh Penguins® ETF, LeagueShares San Jose Sharks® ETF, LeagueShares Seattle Kraken® ETF, LeagueShares St. Louis Blues® ETF, LeagueShares Tampa Bay Lightning® ETF, LeagueShares Toronto Maple Leafs® ETF, LeagueShares Utah Mammoth® ETF, LeagueShares Vancouver Canucks® ETF, LeagueShares Vegas Golden Knights® ETF, LeagueShares Washington Capitals® ETF and LeagueShares Winnipeg Jets® ETF was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 25, 2026.

This Post-Effective Amendment No. 45 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 8, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 41.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Burlington and the State of Vermont on the 6th day of November, 2026.

LEAGUESHARES SPORTS ETF Trust

By:	/s/ Springer Harris
Springer Harris
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities as of the dates indicated.

Signature	Title	Date

/s/ Springer Harris	President and Principal Executive Officer	November 6, 2026
Springer Harris

/s/ Cory Mullen-Rusin	Treasurer, Principal Financial Officer and Principal Accounting Officer	November 6, 2026
Cory Mullen-Rusin

Walter White*	Trustee	November 6, 2026
Walter White

Lee Smart*	Trustee	November 6, 2026
Lee Smart

*By:	/s/ Springer Harris
Springer Harris
Attorney-in-Fact, pursuant to a power of attorney incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on August 25, 2026.